Income taxes recognized in the income statement (Tables) - Veraxa Biotech A G [Member]	12 Months Ended
Dec. 31, 2025
Entity Information [Line Items]
Schedule of operating activities

	For the Years Ended December 31,
in CHF	2025		2024
Current taxes
Income tax income/expense in the current financial year	₣	-	₣	-

Deferred taxes
Recognized deferred (tax expense)/tax income		392,603		620,774
Reported tax income for the current period	₣	392,603	₣	620,774

Schedule of tax expense income for the financial year

in CHF	December 31, 2025		December 31, 2024
Earnings before income taxes	₣	(67,006,593)	₣	(28,753,745)
Income tax expense at a tax rate of 31%	₣	20,772,044	₣	8,913,661
Amortization of deferred tax assets due to derecognition		-		-
Effects of non-tax-deductible expenses and income		(12,336,984)		(5,420,625)
Effects of results for which no deferred taxes were recognized		(7,523,688)		(2,666,379)
Effects of losses for which deferred tax assets were recognized		-		-
Tax rate differences		(428,768)		(205,883)
Tax amount recognized in the income statement	₣	482,603	₣	620,774